Leases - Amounts recognized in the consolidated balance sheet (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Leases
Right-of-use assets	£ 2,903,000	£ 7,145,000
Additions to right-of-use assets	792,000	81,000
Lease liabilities:
Current	465,000	572,000
Non-current	2,805,000	7,899,000
Total lease liabilities	3,270,000	8,471,000	£ 8,641,000
Property
Leases
Right-of-use assets	2,881,000	6,879,000
Plant and machinery
Leases
Right-of-use assets	£ 22,000	£ 266,000